Property and Equipments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment Effects on Earnings Per Share [Line Items]
Property and equipment, net	$ 2,600	$ 2,611	$ 2,289
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Property and equipment, gross	10,068	9,429	7,494
Less accumulated depreciation and amortization	(7,468)	(6,818)	(5,205)
Property and equipment, net	2,600	2,611	2,289
Property, Plant and Equipment [Member] | Computer Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Property and equipment, gross	3,378	2,968	2,431
Property, Plant and Equipment [Member] | Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Property and equipment, gross	1,230	1,122	913
Property, Plant and Equipment [Member] | Furniture and Fixtures [Member]
Impairment Effects on Earnings Per Share [Line Items]
Property and equipment, gross	1,689	1,570	1,130
Property, Plant and Equipment [Member] | Leasehold Improvements [Member]
Impairment Effects on Earnings Per Share [Line Items]
Property and equipment, gross	$ 3,771	$ 3,769	$ 3,020